Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Business Acquisition, Pro Forma Information

The following table presents the unaudited pro forma financial results as if the fiscal 2015 and fiscal 2014 acquisitions had occurred on the first day of the period presented. The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

	Nine Months Ended June 30,
(in thousands)	2015	2014
Pro forma net revenues	$1,029,420	$967,578
Net income (loss)	1,501	(8,607)

Fiscal 2014 Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The following table summarizes the recognized amounts of identifiable assets acquired assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Show-Me Health Care	$895	$9	$904	$336
Occazio	3,863	216	4,079	1,421
Ann Arbor	3,801	50	3,851	972
Tender Loving Care	2,396	16	2,412	538
G&D	1,086	102	1,188	312
AmeriServe	288	43	331	69
Other acquisitions	143	1	144	57

Total	$12,472	$437	$12,909	$3,705

The following table summarizes the recognized amounts of identifiable assets acquired assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Show-Me Health Care	$895	$9	$904	$336
Occazio	3,863	216	4,079	1,421
Ann Arbor	3,801	50	3,851	972
Tender Loving Care	2,396	16	2,412	538
AmeriServe	288	43	331	69
G&D	1,086	102	1,188	312
Life by Design	1,651	16	1,667	433
Adult Day Health	18,100	1,081	19,181	17,969
Other Acquisitions	272	106	378	57

Total	$32,352	$1,639	$33,991	$22,107

Fiscal 2012 Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Other Assets, current and long term	Property and equipment	Total identifiable net assets	Goodwill
Families Together	$2,102	$—	$6	$2,108	$892
SCVP	291	—	5	296	154
Copper Family	1,836	—	116	1,952	687
Alpha Group	1,927	—	288	2,215	85
Radical Rehab	6,340	41	62	6,443	1,557
Other Acquisitions	89	—	20	109	46

Total	$12,585	$41	$497	$13,123	$3,421

Two Thousand Twelve Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

(in thousands)	Year Ended September 30, 2013	Year Ended September 30, 2012
Net revenue	$1,192,664	$1,128,972
Income from operations	54,401	49,564

Fiscal 2013 Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the date of the acquisition:

(in thousands)	Identifiable intangible assets	Other Assets, current and long term	Property and equipment	Total identifiable net assets	Goodwill
Beyond Abilities	$2,984	$—	$136	$3,120	$1,280
Community Links	3,078	16	46	3,140	1,260
Carolina Autism	420	2	39	461	14

Total	$6,482	$18	$221	$6,721	$2,554

Fiscal 2014 Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The pro forma information presented below does not intend to indicate what the Company’s results of operations would have been if the acquisitions had in fact occurred at the beginning of the earliest period presented nor does it intend to be a projection of the impact on future results or trends. The Company has determined that the presentation of the results of operations for each of these acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition.

(in thousands)	Year Ended September 30, 2014	Year Ended September 30, 2013
Net revenue	$1,286,173	$1,232,279
Income from operations	65,958	61,077

Fiscal 2015 Acquisitions
Schedule of Recognized Amounts of Identifiable Assets Acquired and Assumed

The following table summarizes the recognized amounts of identifiable assets acquired at the date of each acquisition:

(in thousands)	Identifiable intangible assets	Property and equipment	Total identifiable net assets	Goodwill
Capstone	$3,539	$178	$3,717	$758
Lakeview	6,664	48	6,712	1,272
Cassell	11,600	37	11,637	12,633
CPS	876	19	895	355
Snug Harbor	938	28	966	34
Heritage	1,252	—	1,252	945
Visions of N.E.W.	2,240	122	2,362	663
Other acquisitions	361	48	409	228

Total	$27,470	$480	$27,950	$16,888